Significant Transactions -- SpringCastle Interests Sale (Details) $ in Millions		3 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Net finance receivables	$ 13,836	$ 13,836		$ 15,559
Income before provision for income taxes		252	$ 43
Income (loss) before provision for (benefit from) income taxes attributable to OMH		224	10
Net gain on sale of SpringCastle interests		$ 167	0
Majority Shareholder
Business Acquisition [Line Items]
Ownership percentage by related party	58.00%	58.00%
Operating segments | Acquisitions and Servicing
Business Acquisition [Line Items]
Income before provision for income taxes		$ 220	71
Income (loss) before provision for (benefit from) income taxes attributable to OMH		192	$ 38
Net gain on sale of SpringCastle interests		167
SpringCastle Portfolio
Business Acquisition [Line Items]
Number of loans acquired, more than				232,000
Net finance receivables	$ 0	$ 0		$ 1,703
SpringCastle Interests Sale
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	47.00%	47.00%
Aggregate purchase price	$ 112	$ 112
Cash paid for acquisition	101	101
Escrow advance receivable	$ 11	11
Maximum number of days, to place the remaining funds in an escrow account	120 days
Maximum number of years, the amount must be left in the escrow account	5 years
Net gain on sale of SpringCastle interests		$ 167
SpringCastle Interests Sale | NRZ
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	30.00%	30.00%
SpringCastle Interests Sale | Blackstone Buyers
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	23.00%	23.00%